S000003863 [Member] Expense Example - BlackRock Balanced Portfolio - BlackRock Balanced Portfolio	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 51
Expense Example, with Redemption, 3 Years	182
Expense Example, with Redemption, 5 Years	325
Expense Example, with Redemption, 10 Years	$ 740